FAIR VALUE DISCLOSURES, Part 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	9,197,000		7,773,000
Impaired loan [Abstract]
Commercial	2,751,000	[1]	5,597,000
Mortgage	1,306,000		1,795,000
Other real estate [Abstract]
Commercial	1,216,000		1,606,000
Mortgage and Installment	690,000		1,623,000
Payment Plan Receivables			2,668,000
Income Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate (in hundredths)	9.30%		9.30%
Present Value of Net Servicing Revenue [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate (in hundredths)	10.07%		10.09%
Cost to service	82		81
Ancillary income	25		29
Float rate (in hundredths)	1.77%		1.79%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(3.80%)	[1]	(1.90%)
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	8.60%		3.20%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(9.00%)		(5.70%)
Capitalization rate (in hundredths)	34.30%
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)			55.70%
Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Payment Plan Receivable [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)			10.40%

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2014 we had an impaired collateral dependent commercial relationship that totaled $1.1 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment, accounts receivable, inventory and company stock. Valuation techniques included discounting cost and financial statement value approaches based on estimates of value recovery of each particular asset type. Discount rates used ranged from 35% to 100% of stated values.